                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [  ]; Amendment Number:
                                               --------------------------------
        This Amendment (Check only one.):       [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perseus, L.L.C.
          ------------------------------------------------
Address:  2099 Pennsylvania Avenue, N.W., Suite 900
          ------------------------------------------------
          Washington, D.C. 20006
          ------------------------------------------------

          ------------------------------------------------

Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodd Macklin
          ------------------------------------------------
Title:    Chief Financial Officer, Treasurer and Secretary
          ------------------------------------------------
Phone:    (202) 772-1481
          ------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Rodd Macklin               Washington, D.C.            August 11, 2003
-------------------------    ---------------------------   ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                  0
                                         ----------------------

Form 13F Information Table Entry Total:             24
                                         ----------------------

Form 13F Information Table Value Total:             $92,851
                                         ----------------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


               NONE

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                           FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
-------------------  ---------- ------------  ----------  ----------------------- ------------ ---------- --------------------------
                      TITLE OF                  VALUE      SHRS OR    SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
                                                                                                          --------------------------
   NAME OF ISSUER      CLASS       CUSIP       (X$1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-------------------  ---------- ------------  ----------  ---------- ----- ------ ------------ ---------- ---------- -------- ------
------------------------------------------------------------------------------------------------------------------------------------
    Aksys Ltd.         Common    010196103         $424      32,881   SH            DEFINED                  32,881
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      Allos            Common    019777101       $2,077     683,100   SH            DEFINED                 683,100
Therapeutics, Inc.
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AtheroGenics, Inc.     Common    047439104       $2,392     160,239   SH            DEFINED                  160,239
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Beacon Power Corp.     Common    073677106       $3,221  11,502,351   SH            DEFINED               11,502,351
------------------------------------------------------------------------------------------------------------------------------------
 BioMarin (Glyko       Common    00009061G1      $1,952     200,000   SH            DEFINED                  200,000
 Biomedical Ltd.)
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    CollaGenex         Common    19419B100       $1,838     138,580   SH            DEFINED                  138,580
  Pharmaceuticals
       Inc.
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     Connetics         Common    208192104       $1,587     105,781   SH            DEFINED                  105,781
    Corporation
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Diversa Corporation    Common    255064107       $5,206     544,000   SH            DEFINED                  544,000
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  Dyax Corporation     Common    26746E103       $1,636     400,908   SH            DEFINED                  400,908
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     Esperion          Common    29664R106       $5,829     300,000   SH            DEFINED                  300,000
Therapeutics, Inc.
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   Exelixis, Inc.      Common    30161Q104       $5,797     843,750   SH            DEFINED                  843,750
------------------------------------------------------------------------------------------------------------------------------------
   InSite Vision       Common    457660108         $120     207,000   SH            DEFINED                  207,000
    Incorporated
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     La Jolla          Common    503459109         $975     300,000   SH            DEFINED                  300,000
  Pharmaceutical
     Company
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Landec Corporation     Common    514766104         $407     111,448   SH            DEFINED                  111,448
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

        [Repeat as necessary]

                           FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
-------------------  ---------- ------------  ----------  ----------------------- ------------ ---------- --------------------------
                      TITLE OF                  VALUE      SHRS OR    SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
                                                                                                          --------------------------
   NAME OF ISSUER      CLASS       CUSIP       (X$1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-------------------  ---------- ------------  ----------  ---------- ----- ------ ------------ ---------- ---------- -------- ------
------------------------------------------------------------------------------------------------------------------------------------
  Neurobiological      Common    64124W106         $558     160,000   SH            DEFINED                  160,000
  Technologies,
       Inc.
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      Oxford         Sponsored
 GlycoSciences Plc      ADR      691464101       $1,424     474,698   SH            DEFINED                  474,698
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   Proton Energy       Common    74371K101       $1,693     714,286   SH            DEFINED                  714,286
   Systems Inc.
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     Sciclone          Common    80862K104       $3,491     407,860   SH            DEFINED                  407,860
  Pharmaceuticals
       Inc.
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    ViroPharma         Common    928241108         $134      51,646   SH            DEFINED                   51,646
   Incorporated
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

        [Repeat as necessary]

                           FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
-------------------  ---------- ------------  ----------  ----------------------- ------------ ---------- --------------------------
                      TITLE OF                  VALUE      SHRS OR    SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
                                                                                                          --------------------------
   NAME OF ISSUER      CLASS       CUSIP       (X$1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-------------------  ---------- ------------  ----------  ---------- ----- ------ ------------ ---------- ---------- -------- ------
------------------------------------------------------------------------------------------------------------------------------------
Allos Therapeutics     Common    019777101       $7,600   2,500,000   SH             OTHER                           2,500,000
------------------------------------------------------------------------------------------------------------------------------------
 Axcan Pharma Inc.     Common    054923107      $31,400   2,500,000   SH             OTHER                           2,500,000
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   CollaGenex          Common    19419B100       $7,020     529,399   SH             OTHER                             529,399
 Pharmaceuticals,
       Inc.
------------------------------------------------------------------------------------------------------------------------------------
   IntraBiotics        Common    46116T100         $583     145,833   SH             OTHER                             145,833
 Pharmaceuticals,
       Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Valentis, Inc.       Common    91913E104       $5,488   1,404,529   SH             OTHER                           1,404,529
------------------------------------------------------------------------------------------------------------------------------------

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

     [Repeat as necessary]